Line of Credit - Bank (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Line of credit - bank	$ 1,000,000	$ 1,000,000	$ 750,000
Interest rate	3.00%
Security deposit	$ 1,000,000